Stock-Based Compensation - Restricted Stock Unit Compensation Expense (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Compensation expense	$ 80	$ 81	$ 319	$ 314
Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Compensation expense	29	29	169	111
General and Administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Compensation expense	51	52	150	203
Cara Therapeutics, Inc. | Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Compensation expense	326	1,612	2,639	2,123	$ 4,086
Cara Therapeutics, Inc. | Restricted Stock Units | Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Compensation expense		255	248	476	765
Cara Therapeutics, Inc. | Restricted Stock Units | General and Administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Compensation expense	$ 326	$ 1,357	$ 2,391	$ 1,647	$ 3,321